Filed with the U.S. Securities and Exchange Commission on April 8, 2019

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.
Post‑Effective Amendment No. 890	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 892	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-5115

Jeffrey T. Rauman, President and Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 9, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 851 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on September 4, 2018, and pursuant to Rule 485(a)(2) would have become effective on November 18, 2018.

Post-Effective Amendment No. 859 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 10, 2018, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 863 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 9, 2019, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 865 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 8, 2019, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 872 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 10, 2019, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 882 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 9, 2019, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 890 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 9, 2019, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 890 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 890 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 890 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 8th day of April, 2019.

Advisors Series Trust

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President, Chief Executive Officer and
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 890 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	April 8, 2019
Gail S. Duree

David G. Mertens*	Trustee	April 8, 2019
David G. Mertens

George J. Rebhan*	Trustee	April 8, 2019
George J. Rebhan

Raymond B. Woolson*	Trustee	April 8, 2019
Raymond B. Woolson

Joe D. Redwine*	Trustee	April 8, 2019
Joe D. Redwine

/s/ Cheryl L. King	Vice President, Treasurer	April 8, 2019
Cheryl L. King	and Principal Financial Officer

/s/ Jeffrey T. Rauman	President, Chief Executive Officer	April 8, 2019
Jeffrey T. Rauman	and Principal Executive Officer

*By: /s/ Jeffrey T. Rauman		April 8, 2019
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney